SCHEDULE OF LONG-TERM LOAN PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Current portion of long-term loan payable	$ 488,581	$ 479,498